UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9603

                       AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: December 31, 2005


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



[AMERICAN BEACON FUNDS LOGO]


ANNUAL REPORT

[PHOTO]


DECEMBER 31, 2005


MONEY MARKET SELECT FUND

U.S. GOVERNMENT MONEY MARKET SELECT FUND



Formerly known as the
American AAdvantage Select Funds

About American Beacon Advisors
--------------------------------

Since 1986, American Beacon
Advisors has offered a variety
of products and investment
advisory services to numerous
institutional and retail
clients, including a variety of
mutual funds, corporate cash
management, and separate account
management.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations,
financial planners, and other
institutional investors. With
American Beacon Advisors, you
can put the experience of a
multi-billion dollar asset
management firm to work for your
company.



                                                Contents
                                                -----------------------------------------------
                                                President's Message...........                1
                                                Financial Highlights
                                                   Money Market Select Fund...               13
                                                   U.S. Government
                                                   Money Market Select Fund...               14
                                                Schedule of Investments
                                                   Money Market Portfolio.....               16
                                                   U.S. Government
                                                   Money Market Portfolio.....               19
                                                Additional Information...............Back Cover

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds                                   December 31, 2005

(BILL QUINN PICTURE)

                                                      FELLOW SHAREHOLDERS:

                                                      Enclosed please find the
                                                      Annual Report for the
                                                      American Beacon Select
                                                      Funds for the year ended
                                                      December 31, 2005. During
                                                      this time, the Select
                                                      Funds outperformed their
                                                      respective peer groups.



                                                           The year started with
                                                      a short-term interest rate
                                                      of 2.25%; however, the
                                                      Federal Reserve Board
                                                      subsequently raised the
                                                      rate several times
                                                      throughout the year
                                                      resulting in a Fed Funds
                                                      target rate of 4.25% at
                                                      year end. As the year
                                                      concluded, the Federal
                                                      Open Market Committee
(FOMC) indicated that it no longer sees monetary policy as "accommodative." In its December statement, the Fed reflected that inflation remained contained but that "some further measured policy firming is likely to be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance." Although there is much debate as to the proper definition of "some," one thing is clear -- the Fed is nearing the end of its tightening cycle.

     Despite rising interest rates, the American Beacon Select Funds produced strong relative returns for the period. The Money Market Select Fund returned 3.23% for the twelve months, outperforming the Lipper Institutional Money Market Average return of 2.84%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 3.19% versus 2.85% for the Average.

     Looking forward, the market is pricing in a 100% chance of a 0.25% increase at the January 31st FOMC meeting; however, the likelihood of additional increases at the March and/or May meetings are less certain. Rather than simply having a conviction that the Fed Funds rate is too low, the FOMC now appears to be entering into a phase where future rate hikes will hinge more on economic data developments.

     We will continue to monitor economic trends and will adjust the Funds' characteristics accordingly. Additionally, we expect to remain conservative on credit risk given the tight credit spread environment.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Select Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President, American Beacon Select
                                            Funds

ECONOMIC OVERVIEW

(Unaudited)
--------------------------------------------------------------------------------

The year began with the U.S. economy growing at a solid pace as first quarter gross domestic product (GDP) came in at a strong 3.8%. GDP continued to show solid growth at a 3.3% annual rate during the second quarter and 4.1% annual rate during the third quarter, fueled by robust consumer spending and home building. However, late in the third quarter, hurricanes Katrina and Rita blew ashore, leaving wind, rain, and economic uncertainty in their wake. Crude oil prices, already trading in the mid $60 range before the hurricanes, hit a high of $70 per barrel on September 1st. These surging fuel costs dampened consumer sentiment, causing concerns of reduced consumer spending and lower corporate profit margins. As a result, fourth quarter GDP growth did not fare as well. Economists had expected fourth quarter GDP growth would slow as a result of reduced discounts from automakers and moderating home sales. In addition, rising home-heating costs threatened to dampen consumer spending. The consensus estimate of 2.8% GDP growth missed the mark as the initial estimate of fourth quarter GDP came in at 1.1%, raising questions as to the strength of the economy. However, fiscal spending is expected to spur economic growth during the first half of 2006 as the government works to rebuild areas impacted by the hurricanes.

     On the employment front, nonfarm payroll growth showed some volatility in 2005. However, the monthly average jobs created during the year came in at a respectable 165,000. In addition, the unemployment rate hit 4.9% in August before backing up to 5.1% in September due to job losses from the hurricanes. This drop in jobs was much less than economists had forecasted, suggesting that underlying job growth during this time remained strong. Labor market conditions continued to improve as U.S. employers added over 500,000 new jobs during the fourth quarter and the unemployment rate dropped back to its pre-hurricane level of 4.9%. Business activity also remained strong as the U.S. services sector, which makes up almost 90% of the U.S. economy, expanded for the thirty-third consecutive month.

     Despite talk of a pause in the aftermath of Katrina and Rita, the Federal Open Market Committee (FOMC) continued to raise overnight rates by 25 basis points at each of their remaining meetings for the year. This made it a total of eight 25 basis point tightenings during 2005, resulting in a Fed Funds target rate of 4.25% at year end. In addition, the "measured" policy adjustment language remained part of the Fed's statement throughout 2005. In the minutes of the September meeting, the Fed stated "upside risks to inflation appeared to have increased" and "further rate increases probably would be required." It was not until the December meeting that the Fed made reference to no longer seeing monetary policy as "accommodative." In its December statement, the Fed reflected that inflation remained contained but that "some further measured policy firming is likely to be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance." Although there is much debate as to the proper definition of "some," it appears that the Fed is nearing the end of its tightening cycle. The actual number of rate hikes left, however, will ultimately be determined by future economic trends and inflation expectations.

     Though core consumer and wholesale inflation are running close to the Fed target level of 2%, high energy prices continue to drive up headline inflation numbers. So the question remains, will businesses begin to pass these elevated energy costs on to the consumer in the form of higher prices for goods and services? If so, the Fed can be expected to adjust future monetary policy accordingly.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS

December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

As the economy continued to show signs of strength throughout the year, the Fed maintained its stance of tightening monetary policy at a measured pace during all of 2005. In response, the weighted-average maturity was maintained below 45 and 20 days for the Money Market and U.S. Government Money Market Select Funds, respectively, throughout the year. The Fed raised the overnight target at each of the eight FOMC meetings in 2005, resulting in a 4.25% Fed Funds target by year end. This was a move of 25 basis points (0.25%) per meeting, after starting the year at 2.25%. The primary strategy of the Fund was to buy variable rate securities, short-dated commercial paper and overnight investments. Maintaining short duration in a rising interest rate environment resulted in the Fund outperforming its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to end its current tightening cycle.

     For the twelve months ended December 31, 2005, the total return of the American Beacon Money Market Select Fund was 3.23%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.84% by 39 basis points. Lipper Inc. ranked the Fund 4th among 303, 3rd among 262 and 3rd among 211 Institutional Money Market Funds for the one-year, three-years and five-years ended December 31, 2005, respectively(1).

     For the twelve months ended December 31, 2005, the total return of the American Beacon U.S. Government Money Market Select Fund was 3.19%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.85% by 34 basis points. Lipper Inc. ranked the Fund 3rd among 137 and 2nd among 120 Institutional U.S. Government Money Market Funds for the one-year and three-years ended December 31, 2005, respectively(1).

     The Lipper Institutional Money Market Average and the Lipper Institutional U.S. Government Money Market Average are calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds and Lipper Institutional U.S. Government Money Market Funds categories, respectively. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                      ANNUALIZED TOTAL RETURNS
                                     ---------------------------
                                           AS OF 12/31/05
                                     ---------------------------
                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Money Market(1,2)..................   3.23%     2.35%     4.01%
U.S. Government(1,3)...............   3.19%     2.28%     3.87%

1 Past performance is not indicative of future performance. An in-vestment in the American Beacon Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through December 31, 2005 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown from that date through December 31, 2005 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS -- CONTINUED

December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2005

                          MONEY MARKET   U.S. GOVERNMENT
                          ------------   ---------------
7-day Current Yield*           4.23%            4.22%
7-day Effective Yield*         4.32%            4.31%
30-day Yield*                  4.14%            4.12%
Weighted Average
  Maturity                  35 Days           9 Days
Moody's Rating                  Aaa              Aaa
Standard & Poor's Rating       AAAm             AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

MONEY MARKET PORTFOLIO -- TOP TEN HOLDINGS AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
HSBC Bank USA                                       5.4%
SunTrust Bank                                       5.1%
Wells Fargo and Company                             5.0%
General Electric Capital Corporation                4.8%
American Honda Finance Corporation                  4.6%
Goldman Sachs Group                                 4.4%
Morgan Stanley Group, Incorporated                  4.2%
Toyota Motor Credit Corporation                     3.8%
Halifax Bank of Scotland plc                        3.6%
Stanfield Victoria                                  3.2%

MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Corporate Notes                                     41.1%
Bank CDs, TDs, and Notes                            34.5%
Commercial Paper                                    11.1%
Repurchase Agreements                               10.8%
Funding Agreements                                   2.2%
Net Other Assets                                     0.3%

*   Percent of net assets portion of American Beacon Master
    Money Market Portfolio.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF DECEMBER 31,
2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Repurchase Agreements                               87.4%
Government Securities                               12.5%
Net Other Assets                                     0.1%

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Fund and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypo-

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS -- CONTINUED

December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

thetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                       BEGINNING    ENDING      EXPENSES PAID
                        ACCOUNT     ACCOUNT    DURING PERIOD*
                         VALUE       VALUE         7/1/05-
                        7/1/05     12/31/05       12/31/05
                       ---------   ---------   ---------------
MONEY MARKET
Actual                 $1,000.00   $1,018.66        $0.59
Hypothetical (5%
  return before
  expenses)            $1,000.00   $1,024.62        $0.59
U.S. GOVERNMENT
Actual                 $1,000.00   $1,018.52        $0.63
Hypothetical (5%
  return before
  expenses)            $1,000.00   $1,024.58        $0.63

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.12% and 0.12% for the Money Market and U.S. Government Money Market Select Funds, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON SELECT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
American Beacon Select Funds

     We have audited the accompanying statements of assets and liabilities of American Beacon Select Funds (formerly known as American AAdvantage Select Funds), comprised of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund (collectively, the "Funds") (formerly known as the American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund, respectively) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Select Funds at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          -s- ERNST & YOUNG LLP

Chicago, Illinois
February 21, 2006

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

                                                                               U.S. GOVERNMENT
                                                               MONEY MARKET     MONEY MARKET
                                                              --------------   ---------------
                                                              (IN THOUSANDS, EXCEPT SHARE AND
                                                                     PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.......................  $   5,223,983     $    197,267
    Receivable from Manager for expense reimbursement (Note
      2)....................................................             --                2
                                                              --------------    ------------
        TOTAL ASSETS........................................      5,223,983          197,269
                                                              --------------    ------------
LIABILITIES:
    Dividends payable.......................................          6,892              554
    Other liabilities.......................................            164               19
                                                              --------------    ------------
        TOTAL LIABILITIES...................................          7,056              573
                                                              --------------    ------------
NET ASSETS..................................................  $   5,216,927     $    196,696
                                                              ==============    ============
ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................      5,216,927          196,696
                                                              --------------    ------------
NET ASSETS..................................................  $   5,216,927     $    196,696
                                                              ==============    ============
    Shares outstanding (no par value).......................  5,216,926,513      196,695,519
                                                              ==============    ============
    Net asset value, offering and redemption price per
      share.................................................  $        1.00     $       1.00
                                                              ==============    ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                              ------------   ---------------
                                                                      (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................   $ 167,726         $6,557
    Portfolio expenses......................................      (5,638)          (241)
                                                               ---------         ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     162,088          6,316
                                                               ---------         ------
FUND EXPENSES:
    Transfer agent fees.....................................         171              8
    Professional fees.......................................          45              9
    Registration fees and expenses..........................           6             --
    Other expenses..........................................          73             14
                                                               ---------         ------
        TOTAL FUND EXPENSES.................................         295             31
                                                               ---------         ------
LESS REIMBURSEMENT OF EXPENSES (NOTE 2).....................          --             26
                                                               ---------         ------
        NET FUND EXPENSES...................................         295              5
                                                               ---------         ------
NET INVESTMENT INCOME.......................................     161,793          6,311
                                                               ---------         ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................          14              5
                                                               ---------         ------
        NET GAIN ON INVESTMENTS.............................          14              5
                                                               ---------         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 161,807         $6,316
                                                               =========         ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                                 U.S. GOVERNMENT
                                                                     MONEY MARKET                 MONEY MARKET
                                                              ---------------------------   -------------------------
                                                                YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                              ---------------------------   -------------------------
                                                                  2005           2004          2005          2004
                                                              ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    161,793   $     55,567   $     6,311   $     2,633
    Net realized gain on investments........................            14            169             5            11
                                                              ------------   ------------   -----------   -----------
        NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       161,807         55,736         6,316         2,644
                                                              ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................      (161,793)       (55,567)       (6,311)       (2,633)
    Net realized gain on investment.........................           (14)          (169)           (5)          (11)
                                                              ------------   ------------   -----------   -----------
        DISTRIBUTIONS TO SHAREHOLDERS.......................      (161,807)       (55,736)       (6,316)       (2,644)
                                                              ------------   ------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    Proceeds from sales of shares...........................    86,821,599     55,001,001     1,623,288     1,169,538
    Reinvestment of dividends and distributions.............        83,465         30,516         2,203           772
    Cost of shares redeemed.................................   (85,661,240)   (55,047,138)   (1,622,082)   (1,139,512)
                                                              ------------   ------------   -----------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................     1,243,824        (15,621)        3,409        30,798
                                                              ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................     1,243,824        (15,621)        3,409        30,798
NET ASSETS:
    Beginning of period.....................................     3,973,103      3,988,724       193,287       162,489
                                                              ------------   ------------   -----------   -----------
    END OF PERIOD...........................................  $  5,216,927   $  3,973,103   $   196,696   $   193,287
                                                              ============   ============   ===========   ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Select Funds (the "Trust"), formerly known as the American AAdvantage Select Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows: the American Beacon Money Market Select Fund invests assets in the American Beacon Master Money Market Portfolio and the American Beacon U.S. Government Money Market Select Fund invests assets in the American Beacon Master U.S. Government Money Market Portfolio. Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (76.98% and 82.34% at December 31, 2005, of the American Beacon Master Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

  Dividends

     The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Reimbursement of Expenses

     The Manager contractually agreed to reimburse each Fund for other expenses through February 28, 2006 to the extent that total annual Fund operating expenses exceed 0.12%. For the year ended December 31, 2005, the Manager reimbursed expenses totaling $25,649 to the U.S. Government Money Market Select Fund.

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $8,002 and $11,073 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2006. Reimbursed expenses subject to potential recovery totaling $46,276 and $2,418 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2007.

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

Reimbursed expenses subject to potential recovery totaling $25,649 for the U.S. Government Money Market Select Fund will expire in 2008.

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.   FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the years ended December 31, 2005 and December 31, 2004 were as follows (in thousands):

                                                                                                  U.S. GOVERNMENT
                                                                     MONEY MARKET                  MONEY MARKET
                                                              ---------------------------   ---------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004           2005           2004
                                                              ------------   ------------   ------------   ------------
Distributions paid from:
  Ordinary Income*..........................................    $161,807       $55,736         $6,316         $2,644

 * For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2005, the components of taxable distributable earnings were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

--------------------------------------------------------------------------------

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                       2005            2004            2003            2002          2001(B)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                    ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(A)......................        0.03            0.01            0.01            0.02            0.04
    Net realized gain on investments..............          --(C)           --(C)           --(C)           --(C)           --(C)
                                                    ----------      ----------      ----------      ----------      ----------
Total income from investment operations...........        0.03            0.01            0.01            0.02            0.04
                                                    ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS:
    Dividends from net investment income..........       (0.03)          (0.01)          (0.01)          (0.02)          (0.04)
    Distributions from net realized gain on
      investments.................................          --(C)           --(C)           --(C)           --(C)           --(C)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions...............................       (0.03)          (0.01)          (0.01)          (0.02)          (0.04)
                                                    ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD....................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                    ==========      ==========      ==========      ==========      ==========
TOTAL RETURN......................................       3.23%           1.33%           1.13%           1.81%           4.28%
                                                    ==========      ==========      ==========      ==========      ==========
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)......  $5,216,927      $3,973,103      $3,988,724      $5,030,034      $5,589,030
    Ratios to average net assets (annualized)(A):
      Expenses, net of waivers....................       0.12%           0.12%           0.12%           0.11%           0.12%
      Expenses, before waivers....................       0.12%           0.12%           0.12%           0.11%           0.12%
      Net investment income, net of waivers.......       3.20%           1.28%           1.14%           1.82%           3.84%
      Net investment income, before waivers.......       3.20%           1.28%           1.14%           1.82%           3.84%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) Prior to December 1, 2001, the American Beacon Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,                    DECEMBER 1 TO
                                                      --------------------------------------------------      DECEMBER 31,
                                                        2005          2004          2003          2002           2001(B)
                                                      --------      --------      --------      --------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD................  $   1.00      $   1.00      $   1.00      $   1.00         $ 1.00
                                                      --------      --------      --------      --------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(A)........................      0.03          0.01          0.01          0.02             --(D)
    Net realized gain on investments................        --(D)         --(D)         --(D)         --(D)          --(D)
                                                      --------      --------      --------      --------         ------
Total income from investment operations.............      0.03          0.01          0.01          0.02             --
                                                      --------      --------      --------      --------         ------
LESS DISTRIBUTIONS:
    Dividends from net investment income............     (0.03)        (0.01)        (0.01)        (0.02)            --(D)
    Distributions from net realized gain on
      investments...................................        --(D)         --(D)         --(D)         --(D)          --(D)
                                                      --------      --------      --------      --------         ------
Total distributions.................................     (0.03)        (0.01)        (0.01)        (0.02)            --
                                                      --------      --------      --------      --------         ------
NET ASSET VALUE, END OF PERIOD......................  $   1.00      $   1.00      $   1.00      $   1.00         $ 1.00
                                                      ========      ========      ========      ========         ======
TOTAL RETURN........................................     3.19%         1.29%         1.11%         1.74%          0.20%(C)
                                                      ========      ========      ========      ========         ======
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)........  $196,696      $193,287      $162,489      $110,014         $2,822
    Ratios to average net assets (annualized)(A):
      Expenses, net of waivers......................     0.12%         0.12%         0.12%         0.12%          0.10%
      Expenses, before waivers......................     0.14%         0.12%         0.15%         0.15%          0.10%
      Net investment income, net of waivers.........     3.17%         1.31%         1.09%         1.75%          2.06%
      Net investment income, before waivers.........     3.15%         1.31%         1.06%         1.72%          2.06%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) The American Beacon U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
American Beacon Master Trust

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of American Beacon Master Trust (formerly known as AMR Investment Services Trust), comprised of the American Beacon Money Market Portfolio and the American Beacon U.S. Government Money Market Portfolio (collectively, the "Portfolios") (formerly known as the AMR Investments Money Market Portfolio and the AMR Investments U.S. Government Money Market Portfolio, respectively) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          -s- ERNST & YOUNG LLP

Chicago, Illinois
February 21, 2006

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 10.79%
Banc of America Securities, LLC, 4.27%, Due 1/3/2006........   $497,281    $  497,281
UBS Securities, LLC, 4.28%, Due 1/3/2006....................    235,000       235,000
                                                                           ----------
    TOTAL REPURCHASE AGREEMENTS.............................                  732,281
                                                                           ----------
EURODOLLAR TIME DEPOSITS - 10.68%
Rabobank Nederland, 4.188%, Due 1/3/2006....................    300,000       300,000
Societe Generale, 4.13%, Due 1/3/2006.......................    225,000       225,000
UBS AG, 4.063%, Due 1/3/2006................................    200,000       200,000
                                                                           ----------
    TOTAL EURODOLLAR TIME DEPOSITS..........................                  725,000
                                                                           ----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 23.87%
CERTIFICATES OF DEPOSIT - U.S. BANKS - 9.00%
JP Morgan Chase Bank, NA, (Note D)
  4.35%, Due 5/1/2006.......................................     15,000        15,007
  4.391%, Due 5/5/2006......................................     54,375        54,399
SouthTrust Bank, 4.44%, Due 6/1/2006 (Note D)...............     20,000        20,005
State Street Bank and Trust Company, 4.461%, Due 12/15/2006
  (Note D)..................................................     15,750        15,747
SunTrust Bank, (Note D)
  4.519%, Due 3/24/2006.....................................    100,000       100,003
  4.282%, Due 5/12/2006.....................................    150,000       150,000
  4.35%, Due 5/17/2006......................................     94,100        94,111
US Bank, NA, (Note D)
  4.422%, Due 3/8/2006......................................     30,000        30,000
  4.23%, Due 7/28/2006......................................    131,385       131,405
                                                                           ----------
    TOTAL CERTIFICATES OF DEPOSIT - U.S. BANKS..............                  610,677
                                                                           ----------
YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES - 14.87%
Barclays Bank, 4.313%, Due 6/21/2006 (Note D)...............     47,500        47,497
BNP Paribas, 4.158%, Due 1/30/2006 (Note D).................     88,000        87,997
Canadian Imperial Bank of Commerce, 4.47%, Due 6/2/2006
  (Note D)..................................................     50,000        50,011
Credit Suisse First Boston, (Note D)
  4.271%, Due 2/3/2006......................................     25,000        24,999
  4.311%, Due 2/6/2006......................................     10,000        10,000
  4.33%, Due 5/10/2006......................................    172,000       172,021
HSBC Bank USA,
  4.509%, Due 12/14/2006....................................    268,700       268,819
  4.29%, Due 5/4/2006 (Note D)..............................     98,000        98,014
Royal Bank of Scotland, 4.34%, Due 11/21/2006, 144A (Notes C
  and D)....................................................    150,000       150,000
Societe Generale, 4.158%, Due 1/30/2006 (Note D)............     50,000        49,997
UBS AG, 4.143%, Due 1/30/2006 (Note D)......................     50,000        49,997
                                                                           ----------
    TOTAL YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES....                1,009,352
                                                                           ----------
    TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES............                1,620,029
                                                                           ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 4.42%
Goldman Sachs Group, 4.364%, Due 11/9/2006..................    300,000       300,000
                                                                           ----------
    TOTAL VARIABLE RATE PROMISSORY NOTES....................                  300,000
                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.21%
Metropolitan Life Insurance Company, 4.42%, Due
  11/21/2006................................................   $150,000    $  150,000
                                                                           ----------
    TOTAL VARIABLE RATE FUNDING AGREEMENTS..................                  150,000
                                                                           ----------
ASSET-BACKED COMMERCIAL PAPER (NOTE E) - 11.08%
Clipper Receivables Corporation, 4.30%, Due 1/26/2006, 144A
  (Note C)..................................................     47,000        46,860
FCAR Owner Trust, Series I,
  4.32%, Due 1/26/2006......................................     50,000        49,850
  4.29%, Due 1/17/2006......................................     50,000        49,905
  4.22%, Due 2/6/2006.......................................     75,000        74,684
Fountain Square Commercial Funding, 4.29%, Due 2/8/2006,
  144A (Note C).............................................     35,000        34,842
GOVCO Incorporated, 4.415%, Due 1/23/2006, 144A (Note C)....     50,000        49,873
Jupiter Asset Securitization Corporation, 4.16%, Due
  1/11/2006, 144A (Note C)..................................     50,000        49,942
K2 USA LLC, 4.27%, Due 2/8/2006, 144A (Note C)..............     50,000        49,775
Long Lane Master Trust IV, 144A (Note C)
  4.29%, Due 2/1/2006.......................................     50,000        49,815
  4.245%, Due 1/23/2006.....................................     81,661        81,449
Stanfield Victoria, 144A (Note C)
  4.30%, Due 1/20/2006......................................     22,000        21,950
  4.18%, Due 1/25/2006......................................     42,000        41,883
  4.19%, Due 1/27/2006......................................     30,800        30,707
  4.20%, Due 1/30/2006......................................     27,000        26,909
  4.21%, Due 2/1/2006.......................................     59,744        59,528
  4.31%, Due 2/21/2006......................................     34,000        33,792
                                                                           ----------
    TOTAL ASSET-BACKED COMMERCIAL PAPER.....................                  751,764
                                                                           ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 36.64%
Abbey National Treasury Services, PLC, 4.19%, Due 1/13/2006,
  144A (Note C).............................................    102,000       102,001
American Honda Finance Corporation, 144A (Note C)
  4.541%, Due 2/6/2006......................................     13,000        13,003
  4.292%, Due 2/13/2006.....................................     25,000        25,000
  4.34%, Due 2/16/2006......................................     25,000        25,001
  4.42%, Due 2/21/2006......................................     35,120        35,124
  4.285%, Due 7/11/2006.....................................     20,150        20,168
  4.145%, Due 10/10/2006....................................     30,000        30,009
  4.159%, Due 10/18/2006....................................     47,000        47,001
  4.251%, Due 11/7/2006.....................................     55,000        55,000
  4.44%, Due 12/12/2006.....................................     63,000        62,994
Bank One, NA, 4.173%, Due 1/12/2007.........................     63,000        63,047
Bayerische Landesbank Girozentrale, 4.50%, Due 2/1/2006.....     24,000        24,006
Citigroup, Incorporated,
  4.625%, Due 3/20/2006.....................................    105,975       106,012
  4.495%, Due 5/19/2006.....................................     40,000        40,022
Citigroup Global Markets Holdings, Incorporated,
  4.587%, Due 6/6/2006......................................     25,000        25,018
  4.325%, Due 7/25/2006.....................................    100,000       100,086
  4.59%, Due 12/12/2006.....................................     13,178        13,196

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
General Electric Capital Corporation,
  4.461%, Due 2/3/2006......................................   $107,544    $  107,566
  4.491%, Due 2/6/2006......................................     30,275        30,282
  4.502%, Due 5/12/2006.....................................     10,983        10,991
  4.47%, Due 1/17/2007......................................    180,000       180,000
Halifax Bank of Scotland plc, 144A (Note C)
  4.153%, Due 1/12/2006.....................................    106,000       106,002
  4.236%, Due 1/26/2006.....................................     23,000        23,001
  4.547%, Due 6/30/2006.....................................     76,600        76,624
  4.40%, Due 8/28/2006......................................     40,000        40,011
Metropolitan Life Global Funding I, 144A (Note C)
  4.517%, Due 3/17/2006.....................................     22,000        22,003
  4.55%, Due 8/28/2006......................................     32,620        32,652
Morgan Stanley Group, Incorporated, 4.799%, Due 3/27/2006...    284,100       284,297
PACCAR Financial Corporation,
  4.42%, Due 9/20/2006......................................     33,000        32,982
  4.36%, Due 12/4/2006......................................    125,000       124,942
Toyota Motor Credit Corporation,
  4.11%, Due 7/14/2006......................................    175,000       175,018
  4.436%, Due 9/15/2006.....................................     84,200        84,202
Wachovia Bank, NA, 4.37%, Due 12/4/2006.....................     27,000        27,000
Wells Fargo and Company,
  4.54%, Due 3/3/2006.......................................     88,613        88,634
  4.57%, Due 6/12/2006......................................     75,500        75,545
  4.581%, Due 9/15/2006.....................................     27,775        27,799
  4.359%, Due 1/15/2007, 144A (Note C)......................    150,000       150,000
                                                                           ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................                2,486,239
                                                                           ----------
TOTAL INVESTMENTS - 99.69% (COST $6,765,313)................                6,765,313
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.31%....................                   20,728
                                                                           ----------
TOTAL NET ASSETS - 100%.....................................               $6,786,041
                                                                           ==========

---------------

Based on the cost of investments of $6,765,313 for federal income tax purposes at December 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, FHLMC 3.962 - 5.50%, Due 3/1/2017 - 8/1/2035 and FNMA 3.981% - 7.50%, Due
    12/1/2017 - 12/1/2035, Total Value - $505,091; and at JPMorgan Chase for UBS Securities, LLC, FNMA 4.038 - 6.302%, Due 2/1/2011 - 12/1/2035 and FHLMC
    4.559% - 5.989%, Due 2/1/2032 - 1/1/2034, Total Value - $235,112.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,592,919 or 23.47% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT       VALUE
                                                              ----------    --------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 87.43%
Banc of America Securities, LLC, 4.27%, Due 1/3/2006........   $52,000      $ 52,000
Barclays Capital, Incorporated, 4.30%, Due 1/3/2006.........    55,000        55,000
Goldman Sachs, 4.24%, Due 1/3/2006..........................    47,449        47,449
UBS Securities, LLC, 4.28%, Due 1/3/2006....................    55,000        55,000
                                                                            --------
    TOTAL REPURCHASE AGREEMENTS.............................                 209,449
                                                                            --------
U.S. GOVERNMENT AGENCY VARIABLE RATE INSTRUMENTS - 12.52%
Federal Farm Credit Bank,
  Federal Home Loan Bank, Variable Rate Note, 3.914%, Due
    4/4/2007 (Note B).......................................    10,000         9,994
  Federal Home Loan Mortgage Corporation, Variable Rate
    Note, 4.389%, Due 12/27/2006 (Note B)...................    10,000         9,994
  Federal National Mortgage Association, Variable Rate Note,
    4.371%, Due 12/22/2006 (Note B).........................    10,000         9,994
                                                                            --------
    TOTAL U.S. GOVERNMENT AGENCY VARIABLE RATE
     INSTRUMENTS............................................                  29,982
                                                                            --------
TOTAL INVESTMENTS - 99.95% (COST $239,431)..................                 239,431
                                                                            --------
OTHER ASSETS, NET OF LIABILITIES - 0.05%....................                     129
                                                                            --------
TOTAL NET ASSETS - 100%.....................................                $239,560
                                                                            ========

---------------

Based on the cost of investments of $239,431 for federal income tax purposes at December 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, FHLMC 4.00 - 5.00%, Due 1/1/2020 - 1/1/2036 and FNMA 4.50% - 5.00%, Due
    1/1/2020 - 9/1/2035, Total Value - $52,847; and Barclays Capital, Incorporated, FHLMC 3.329 - 4.892%, Due 9/1/2033 - 3/1/2035, Total
    Value - $55,918; and Goldman Sachs, FHLMC 5.50 - 5.696%, Due
    10/1/2032 - 11/1/2035, Total Value - $48,183, and at JP Morgan Chase Bank for UBS Securities, LLC, FNMA 4.28%, Due 2/1/2011, Total Value - $55,026.

(B) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                              ------------   ---------------
                                                                      (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost -- $6,033,032
      and $29,982, respectively)............................   $6,033,032       $ 29,982
    Repurchase agreements (cost -- $732,281 and $209,449,
      respectively).........................................      732,281        209,449
    Dividends and interest receivable.......................       21,499            166
                                                               ----------       --------
        TOTAL ASSETS........................................    6,786,812        239,597
                                                               ----------       --------
LIABILITIES:
    Management and investment advisory fees payable (Note
      2)....................................................          598             23
    Other liabilities.......................................          173             14
                                                               ----------       --------
        TOTAL LIABILITIES...................................          771             37
                                                               ----------       --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $6,786,041       $239,560
                                                               ==========       ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                              ------------   ---------------
                                                                      (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income.........................................    $225,693         $7,994
                                                                --------         ------
        TOTAL INVESTMENT INCOME.............................     225,693          7,994
                                                                --------         ------
EXPENSES:
    Management and investment advisory fees (Note 2)........       6,807            245
    Custodian fees..........................................         304              9
    Professional fees.......................................         180              8
    Other expenses..........................................         274             32
                                                                --------         ------
        TOTAL EXPENSES......................................       7,565            294
                                                                --------         ------
NET INVESTMENT INCOME.......................................     218,128          7,700
                                                                --------         ------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments........................          18              6
                                                                --------         ------
        NET GAIN ON INVESTMENTS.............................          18              6
                                                                --------         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $218,146         $7,706
                                                                ========         ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        U.S. GOVERNMENT
                                                            MONEY MARKET                  MONEY MARKET
                                                     ---------------------------   --------------------------
                                                       YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                     ---------------------------   --------------------------
                                                         2005           2004          2005           2004
                                                     ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income..........................  $    218,128   $    70,915    $    7,700    $     3,441
    Net realized gain on investments...............            18           208             6             15
                                                     ------------   ------------   -----------   -----------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS...............................       218,146        71,123         7,706          3,456
                                                     ------------   ------------   -----------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions..................................    98,275,830    59,602,193     1,782,252      1,351,736
    Withdrawals....................................   (97,114,356)  (59,216,512)   (1,799,917)    (1,340,743)
                                                     ------------   ------------   -----------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM TRANSACTIONS IN INVESTORS'
          BENEFICIAL INTERESTS.....................     1,161,474       385,681       (17,665)        10,993
                                                     ------------   ------------   -----------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS......     1,379,620       456,804        (9,959)        14,449
                                                     ------------   ------------   -----------   -----------
NET ASSETS:
    Beginning of period............................     5,406,421     4,949,617       249,519        235,070
                                                     ------------   ------------   -----------   -----------
    END OF PERIOD..................................  $  6,786,041   $ 5,406,421    $  239,560    $   249,519
                                                     ============   ============   ===========   ===========

                             See accompanying notes
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                               (LIGHTHOUSE LOGO)

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          MONEY MARKET
                                                              -------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
                                                              2005    2004    2003    2002    2001
                                                              -----   -----   -----   -----   -----
Total return................................................  3.25%   1.34%   1.13%   1.81%   4.30%
Ratios to average net assets (annualized):
    Expenses................................................  0.11%   0.11%   0.11%   0.11%   0.11%
    Net investment income...................................  3.20%   1.30%   1.14%   1.81%   3.95%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              U.S. GOVERNMENT MONEY MARKET
    -------------------------------------------------
                 YEAR ENDED DECEMBER 31,
    -------------------------------------------------
    2005       2004       2003       2002       2001
    -----      -----      -----      -----      -----
    3.19%      1.30%      1.11%      1.74%      4.24%
    0.12%      0.11%      0.12%      0.12%      0.11%
    3.15%      1.30%      1.13%      1.71%      3.99%

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2005, the Money Market Portfolio earned $5,005 under the credit facility. This amount is included in interest income on the financial statements.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders included short-term capital gains as follows:

Money Market Fund                              $13,809
U.S. Government Money Market Fund              $ 4,809

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS
AND THE AMERICAN BEACON MASTER TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the American Beacon Select Funds (the "Trust") and the American Beacon Master Trust (the "Master Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Funds, and the American Beacon Mileage Funds.. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-231-4252.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (57)       President and      President (1986-Present) and Director (2003-Present),
                              Trustee of the     American Beacon Advisors, Inc.; Chairman (1989-2003) and
                               Master Trust      Director (1979-1989, 2003-Present), American Airlines
                              since 1995 and     Federal Credit Union; Director, Crescent Real Estate
                             the Trust since     Equities, Inc. (1994- Present); Director, Pritchard, Hubble
                                   1999          & Herr, LLC (investment adviser) (2001- Present); Director of Investment Committee, Southern Methodist University
                                                 Endowment Fund (1996-Present); Member of Advisory Board,
                                                 Southern Methodist University Cox School of Business
                                                 (1999-2002); Member of Pension Manager Committee, New York
                                                 Stock Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                 Committee for the Investment of Employee Benefits
                                                 (2004-Present); Chairman of Defined Benefit Sub-Committee,
                                                 Committee for the Investment of Employee Benefits
                                                 (2002-2004); Director, United Way of Metropolitan Tarrant
                                                 County (1988-2000, 2004-Present); Trustee, American Beacon
                                                 Funds (1987-Present); Trustee, American Beacon Mileage Funds
                                                 (1995-Present).

Alan D. Feld** (69)          Trustee of the      Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                               Master Trust      (1960-Present); Director, Clear Channel Communications
                              since 1996 and     (1984-Present); Trustee, CenterPoint Properties, Inc.
                             the Trust since     (1994-Present); Trustee, American Beacon Funds
                                   1999          (1996-Present); Trustee, American Beacon Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

W. Humphrey Bogart (61)     Trustee since 2004   Consultant, New River Canada Ltd.  (mutual fund servicing
                                                 company) (1998-2003); Board Member, Baylor University
                                                 Medical Center Foundation (1992-2004); President and CEO,
                                                 Allmerica Trust Company, N.A. (1996-1997); President and
                                                 CEO, Fidelity Investments Southwest Company (1983-1995);
                                                 Senior Vice President of Regional Centers, Fidelity
                                                 Investments (1988-1995); Trustee, American Beacon Funds
                                                 (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS
AND THE AMERICAN BEACON MASTER TRUST -- CONTINUED
(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Brenda A. Cline (45)        Trustee since 2004   Executive Vice President, Chief Financial Officer, Treasurer
                                                 and Secretary, Kimbell Art Foundation (1993-Present);
                                                 Trustee, Texas Christian University (1998-Present); Trustee,
                                                 W.I. Cook Foundation, Inc. (d/b/a Cook Children's Health
                                                 Foundation) (2001-Present); Director, Christian Church
                                                 Foundation (1999-Present); Trustee, American Beacon Funds
                                                 (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

Richard A. Massman (62)     Trustee since 2004   Senior Vice President and General Counsel, Hunt
                                                 Consolidated, Inc. (holding company engaged in energy, real estate, farming, ranching and venture capital activities)
                                                 (1994-Present); Trustee, American Beacon Funds
                                                 (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

Stephen D. O'Sullivan (70)   Trustee of the      Consultant (1994-Present); Trustee, American Beacon Funds
                               Master Trust      (1987-Present); Trustee, American Beacon Mileage Funds
                              since 1995 and     (1995-Present).
                             the Trust since
                                   1999

R. Gerald Turner (60)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American Beacon Funds (2001-Present); Trustee,
                                                 American Beacon Mileage Funds (2001-Present).

Kneeland Youngblood (50)     Trustee of the      Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court             Master Trust      equity firm) (1998- Present); Director, Burger King
Suite 1740                   since 1996, the     Corporation (2004-Present); Trustee, The Hockaday School
Dallas, Texas 75201          Trust since 1999    (1997-2005); Director, Starwood Hotels and Resorts (2001-
                               and Chairman      Present); Member, Council on Foreign Relations
                                since 2005       (1995-Present); Director, Just For the Kids (1995-2001);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, Starwood
                                                 Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                 Texas (2002-Present); Trustee, Dallas Employee Retirement
                                                 Fund (2004-Present); Trustee, American Beacon Funds
                                                 (1996-Present); Trustee, American Beacon Mileage Funds
                                                 (1996-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS
AND THE AMERICAN BEACON MASTER TRUST -- CONTINUED
(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
OFFICERS
                                  TERM
                            ------------------
                                One Year

Brian E. Brett (45)           VP since 2004      Vice President, Director of Sales, American Beacon Advisors,
                                                 Inc. (2004-Present); Regional Vice President, Neuberger
                                                 Berman, LLC (investment adviser) (1996-2004).

Nancy A. Eckl (43)          VP of the Master     Vice President, Trust Investments, American Beacon Advisors,
                             Trust since 1995    Inc. (1990-Present).
                              and the Trust
                                since 1999

Michael W. Fields (51)      VP of the Master     Vice President, Fixed Income Investments, American Beacon
                             Trust since 1995    Advisors, Inc. (1988- Present).
                              and the Trust
                                since 1999

Rebecca L. Harris (39)      Treasurer of the     Vice President, Finance, American Beacon Advisors, Inc.
                               Master Trust      (1995-Present).
                              since 1995 and
                             the Trust since
                                   1999

Christina E. Sears (34)     Chief Compliance     Chief Compliance Officer, American Beacon Advisors, Inc.
                              Officer since      (2004-Present); Senior Compliance Analyst, American Beacon
                                 2004 and        Advisors, Inc. (1998-2004).
                             Secretary since
                                   2005

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Mr. Quinn is deemed to be an "interested person" of the Trust and the Master
   Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the Master Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Master Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------

     The American Beacon Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                               (LIGHTHOUSE LOGO)

                      (This page intentionally left blank)

                          (AMERICAN BEACON FUNDS LOGO)
--------------------------------------------------------------------------------
DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:


                     (KEYBOARD GRAPHIC)                                            (MOUSE GRAPHIC)
                         BY E-MAIL:                                                ON THE INTERNET:
             American-Beacon.Funds@ambeacon.com                    Visit our website at www.americanbeaconfunds.com

--------------------------------------------------------------------------------


                    (TELEPHONE GRAPHIC)                                           (MAILBOX GRAPHIC)
                       BY TELEPHONE:                                                   BY MAIL
                    Call (800) 658-5811                                      American Beacon Select Funds
                                                                           4151 Amon Carter Blvd., MD 2450
                                                                                 Fort Worth, TX 76155

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES                     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS
In addition to the Schedule of Investments provided in each        A description of the policies and procedures that the Funds
semi-annual and annual report, each Fund files a complete          use to determine how to vote proxies relating to portfolio
schedule of its portfolio holdings with the Securities and         securities is available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of the first and        Additional Information, which may be obtained free of charge
third fiscal quarters. The Funds' Forms N-Q are available on       by calling 1-800-967-9009 or by accessing the SEC's website
the SEC's website at www.sec.gov. The Forms N-Q may also be        at www.sec.gov. Each Fund's proxy voting record for the most
reviewed and copied at the SEC's Public Reference Room, 450        recent year ended June 30 is filed annually with the SEC on
Fifth Street, NW, Washington, DC 20549. Information                Form N-PX. The Funds' Forms N-PX are available on the SEC's
regarding the operation of the SEC's Public Reference Room         website at www.sec.gov. Each Fund's proxy voting record may
may be obtained by calling 1-800-SEC-0330. A complete              also be obtained by calling 1-800-967-9009.
schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each quarter.

FUND SERVICE PROVIDERS:

    CUSTODIAN                     TRANSFER AGENT                     INDEPENDENT            DISTRIBUTOR
    STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES     REGISTERED PUBLIC      FORESIDE FUND SERVICES
    Boston, Massachusetts         Kansas City, Missouri              ACCOUNTING FIRM        Portland, Maine
                                                                     ERNST & YOUNG LLP
                                                                     Chicago, Illinois

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

American Airlines, Inc. is not responsible for investments made in the American Beacon Select Funds. American Beacon Select Funds is a service mark of AMR Corporation. American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
AR 12/05
536436

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $3,238         12/31/2004
 $4,458         12/31/2005

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2004
       $0                12/31/2005

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $0            12/31/2004
 $4,503*       12/31/2005

* For review of 2003 and 2004 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2004
     $0              12/31/2005

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $0           $0                     N/A                     12/31/2004
  $4,503       $0                     N/A                     12/31/2005

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 8, 2006


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 8, 2006